Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Plan Status of U.S. Plan, Non-U.S. Plans, and Supplemental Plan

PLAN STATUS

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
($ In Millions)	2011	2010	2011	2010	2011	2010
Accumulated Benefit Obligation	$797.6	$659.0	$127.1	$116.1	$89.9	$79.6

Projected Benefit	904.6	762.9	127.1	116.1	100.3	86.9
Plan Assets at Fair Value	1,094.1	982.1	123.3	122.2	–	–

Funded Status at December 31	$189.5	$219.2	$(3.8)	$6.1	$(100.3)	$(86.9)

Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	5.02%	5.58%	4.75%	5.50%
Rate of Increase in Compensation Level	4.02	4.02	N/A	N/A	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	5.28	6.27	N/A	N/A

Change in Benefit Obligation

CHANGE IN BENEFIT OBLIGATION

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2011	2010	2011	2010	2011	2010
Beginning Balance	$762.9	$642.0	$116.1	$134.4	$86.9	$85.9
Service Cost	42.8	37.9	–	1.8	3.2	3.2
Interest Cost	40.8	36.9	6.5	6.9	4.4	4.8
Actuarial Loss (Gain)	108.8	80.7	8.0	(2.1)	15.4	5.0
Plan Curtailment	–	–	–	(11.4)	–	–
Benefits Paid	(41.3)	(34.6)	(2.5)	(5.9)	(11.3)	(12.0)
Plan Amendment	(9.4)	–	–	–	1.7	–
Foreign Exchange Rate Changes	–	–	(1.0)	(7.6)	–	–

Ending Balance	$904.6	$762.9	$127.1	$116.1	$100.3	$86.9

Change in Plan Assets

CHANGE IN PLAN ASSETS

	U.S. PLAN		NON-U.S. PLANS
(In Millions)	2011	2010	2011	2010
Fair Value of Assets at Beginning of Period	$982.1	$821.9	$122.2	$113.7
Actual Return on Assets	53.3	126.8	4.5	9.3
Employer Contributions	100.0	68.0	–	10.4
Benefits Paid	(41.3)	(34.6)	(2.5)	(5.9)
Foreign Exchange Rate Changes	–	–	(.9)	(5.3)

Fair Value of Assets at End of Period	$1,094.1	$982.1	$123.3	$122.2

Fair Values of U.S. Pension Plan Assets, by Major Asset Category, and Their Level within Fair Value Hierarchy

The following table presents the fair values of Northern Trust’s U.S. pension plan assets, by major asset category, and their level within the fair value hierarchy defined by GAAP as of December 31, 2011 and 2010.

	DECEMBER 31, 2011
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$195.7	$197.7	$–	$393.4
Non-U.S.	139.7	35.0	–	174.7
Fixed Income – U.S. Government	–	292.1	–	292.1
Alternative Investments
Private Equity Funds	–	–	45.5	45.5
Hedge Fund	–	–	29.2	29.2
Global Real Estate Fund	–	38.1	–	38.1
Commodity Linked Fund	34.3	–	–	34.3
Cash and Other	86.8	–	–	86.8

Total Assets at Fair Value	$456.5	$562.9	$74.7	$1,094.1

	DECEMBER 31, 2010
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities
U.S.	$185.2	$221.7	$–	$406.9
Non-U.S.	169.9	40.6	–	210.5
Fixed Income – U.S. Government	–	207.8	–	207.8
Alternative Investments
Private Equity Funds	–	–	33.5	33.5
Hedge Fund	–	–	29.7	29.7
Global Real Estate Fund	–	41.6	–	41.6
Commodity Linked Fund	39.3	–	–	39.3
Cash and Other	12.8	–	–	12.8

Total Assets at Fair Value	$407.2	$511.7	$63.2	$982.1

Changes in Level 3 U.S. Pension Plan Assets

The following table presents the changes in Level 3 assets for the year ended December 31, 2011 and 2010.

	PRIVATE EQUITY FUNDS		HEDGE FUND
(In Millions)	2011	2010	2011	2010
Fair Value at January 1,	$33.5	$28.8	$29.7	$28.7
Actual Return on Plan Assets	7.8	2.9	(0.5)	1.0
Purchases	7.0	4.5	–	–
Sales	(2.8)	(2.7)	–	–
Settlements	–	–	–	–

Fair Value at December 31,	$45.5	$33.5	$29.2	$29.7

Note: The return on plan assets represents the change in the unrealized gain (or loss) on assets still held at December 31.

Health Care Cost Trend Rate Sensitivity Analysis

The health care cost trend rate assumption has an effect on the amounts reported. For example, increasing or decreasing the assumed health care trend rate by one percentage point in each year would have the following effect.

(In Millions)	1–PERCENTAGE POINT INCREASE	1–PERCENTAGE POINT DECREASE
Effect on Postretirement Benefit Obligation	$2.2	$(2.5)
Effect on Total Service and Interest Cost Components	.1	(.1)

Pension Plans, Defined Benefit
Amounts Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

	U.S. PLAN		NON-U.S. PLANS		SUPPLEMENTAL PLAN
(In Millions)	2011	2010	2011	2010	2011	2010
Net Actuarial Loss	$490.4	$382.1	$24.8	$16.3	$66.4	$56.5
Prior Service Cost	(4.4)	6.5	–	–	2.7	1.3

Gross Amount in Accumulated Other Comprehensive Income	486.0	388.6	24.8	16.3	69.1	57.8
Income Tax Effect	183.1	142.6	3.7	2.8	26.0	21.1

Net Amount in Accumulated Other Comprehensive Income	$302.9	$246.0	$21.1	$13.5	$43.1	$36.7

Components of Company's Net Periodic Benefit Cost

NET PERIODIC PENSION EXPENSE

	U.S. PLAN			NON-U.S. PLANS			SUPPLEMENTAL PLAN
($ In Millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service Cost	$42.8	$37.9	$33.1	$–	$1.8	$3.8	$3.2	$3.2	$2.6
Interest Cost	40.8	36.9	33.4	6.5	6.9	6.7	4.4	4.8	3.9
Expected Return on Plan Assets	(78.8)	(73.2)	(59.7)	(8.3)	(8.3)	(8.1)	N/A	N/A	N/A
Gain on Plan Curtailment	–	–	–	–	(2.2)	–	–	–	–
Amortization:
Net Loss	26.0	20.0	12.2	.2	.5	1.3	5.6	6.0	3.9
Prior Service Cost	1.6	1.6	1.2	–	–	–	0.4	.1	(.1)

Net Periodic Pension Expense (Benefit)	$32.4	$23.2	$20.2	$(1.6)	$(1.3)	$3.7	$13.6	$14.1	$10.3

Weighted-Average Assumptions:
Discount Rates	5.50%	6.00%	6.25%	5.58%	6.05%	5.80%	5.50%	6.00%	6.25%
Rate of Increase in Compensation Level	4.02	4.02	4.02	N/A	4.31	4.15	4.02	4.02	4.02
Expected Long-Term Rate of Return on Assets	8.00	8.00	8.00	6.27	6.60	6.66	N/A	N/A	N/A

Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	U.S. PLAN	NON-U.S. PLANS	SUPPLEMENTAL PLAN
2012	$65.6	$1.9	$12.5
2013	71.1	2.0	11.6
2014	71.7	2.2	9.1
2015	75.6	2.6	9.0
2016	78.2	2.8	9.1
2017-2021	400.5	17.5	48.5

Other Postretirement Benefit Plans, Defined Benefit
Plan Status of U.S. Plan, Non-U.S. Plans, and Supplemental Plan

PLAN STATUS

(In Millions)	2011	2010
Accumulated Postretirement Benefit Obligation at Measurement Date:
Retirees and Dependents	$31.8	$29.4
Actives Eligible for Benefits	22.7	14.9
Actives Not Yet Eligible	–	7.0

Net Postretirement Benefit Liability	$54.5	$51.3

Amounts Included in Accumulated Other Comprehensive Income

AMOUNTS INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

(In Millions)	2011	2010
Net Actuarial Loss	$10.9	$13.0
Prior Service Benefit	(8.0)	(13.0)

Gross Amount in Accumulated Other Comprehensive Income	2.9	–
Income Tax Effect	1.1	–

Net Amount in Accumulated Other Comprehensive Income	$1.8	$–

Components of Company's Net Periodic Benefit Cost

NET PERIODIC POSTRETIREMENT BENEFIT EXPENSE

(In Millions)	2011	2010	2009
Service Cost	$.4	$.8	$1.7
Interest Cost	2.8	2.8	3.7
Amortization
Net Loss	1.6	2.0	.5
Transition Obligation	–	–	.5
Prior Service Benefit	(5.2)	(5.2)	(.1)

Net Periodic Postretirement Benefit Expense	$(.4)	$.4	$6.3

Estimated Future Benefit Payments

ESTIMATED FUTURE BENEFIT PAYMENTS

(In Millions)	TOTAL POSTRETIREMENT MEDICAL BENEFITS	EXPECTED PRESCRIPTION DRUG SUBSIDY AMOUNT
2012	$3.7	$(.6)
2013	4.2	(.7)
2014	4.5	(.8)
2015	4.6	(.9)
2016	4.7	(1.0)
2017-2021	22.4	(5.0)

Postretirement Health Care Change in Accumulated Postretirement Benefit Obligation

CHANGE IN ACCUMULATED POSTRETIREMENT

BENEFIT OBLIGATION

(In Millions)	2011	2010
Beginning Balance	$51.3	$49.9
Service Cost	.4	.8
Interest Cost	2.8	2.8
Actuarial Loss (Gain)	(.2)	(.6)
Gross Benefits Paid	(.4)	(2.1)
Medicare Subsidy	.6	.5
Plan Change	–	–

Ending Balance	$54.5	$51.3